UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-08037

AdvisorOne Funds

(Exact name of registrant as specified in charter)

4020 South 147th Street, Omaha, NE

68137

(Address of principal executive offices)

(Zip code)

Gemini Fund Services, LLC., 150 Motor Parkway, Suite 205, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

402-493-3313

Date of fiscal year end:

1/31

Date of reporting period:10/31/04

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

CMG High Income Plus Fund
SCHEDULE OF INVESTMENTS (Unaudited)
October 31, 2004

		Market
	Shares	Value
HIGH YIELD BOND FUNDS-106.37%
AIM High Yield Fund- Class A	1,567,282	$ 6,974,407
Alliance Bernstein High Yield Fund- Class A	877,265	5,351,314
Delaware Delchester Fund- Class A	7,647	25,236
Excelsior High Yield Fund	1,101,639	5,243,803
Fidelity Advisor High Income Advantage Fund- Class T	615,504	5,951,927
Franklin AGE High Income Fund- Class A	3,360,291	7,157,421
Goldman Sachs High Yield Fund- Class A	2,288	18,490
Guardian High Yield Bond Fund- Class A	681,702	5,146,849
Janus High Yield Fund	101,626	1,002,033
Merrill Lynch Bond Fund- High Income Portfolio- Class A	1,356,192	7,038,639
Nations High Yield Bond Fund- Class A	451,976	4,329,925
Northeast Investors Trust	944,575	7,254,337
Oppenheimer High Yield Fund- Class A	609,971	5,886,220
Pioneer High Yield Fund- Class A	367	4,303
Putnam High Yield Trust- Class A	784,470	6,385,586
Salomon Brothers High Yield Fund- Class A	177,725	1,503,554
Seligman High Yield Bond Fund- Class A	305,147	1,061,911
State Street High Income Fund- Class A	2,499	8,870
Strong High Yield Bond Fund	135,319	1,063,605
SunAmerica High Yield Bond Fund- Class A	494,536	2,131,448
UBS High Yield Fund- Class A	252,587	1,841,358
TOTAL HIGH YIELD BOND FUNDS
(Cost - $72,989,067)		75,381,236

SHORT TERM INVESTMENTS - 0.01%
Milestone Treasury Obligation Portfolio- Institutional Class
(Cost - $10,509)	10,509	10,509

Total Investments - 106.38%
(Cost - $72,999,576)		75,391,745
Cash and other assets less liabilities- (6.38)%		(4,524,118)
NET ASSETS - 100.00%		$ 70,867,627

At October 31, 2004, net unrealized appreciation on investment securities, for federal income tax purposes, was as follows:
Aggregate gross unrealized appreciation for all investments
for which there was an excess of value over cost		$ 2,392,169
Aggregate gross unrealized depreciation for all investments
for which there was an excess of cost over value		0
Net unrealized appreciation		$ 2,392,169

The aggregate cost of securities for federal income tax purposes at October 31, 2004 is the same as for book purposes.

CMG High Income Plus Fund
SCHEDULE OF SECURITIES SOLD SHORT (Unaudited)
October 31, 2004

		Market
	Principal	Value
SECURITIES SOLD SHORT
TRAINS Series HY-2004-1- 144A,
8.21% variable rate, due 8/1/15	$ 9,883,721	10,773,256
TOTAL SECURITIES SOLD SHORT
(Proceeds - $10,631,653)		$ 10,773,256

144A- Security exempt from registration under Rule 144A of the Securities Exchange Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified instituitional buyers.
TRAINS- Targeting Return Index Securities.

CMG High Income Plus Fund
CREDIT DEFAULT SWAP CONTRACTS (Unaudited)
October 31, 2004

		Unrealized
	Notional	Appreciaion/
	Amount	(Depreciation)
Dow Jones CDX North American High Yield CDS Index,
7.75%, due 12/29/09	$ (35,000,000)	$ (1,065,625)

_____________
Security Valuation- U.S. equity securities are valued at the last reported sales price on the exchange in which such securities are primarily traded, as of the close of business on the day the securities are being valued. NASDAQ traded securities are valued using the NASDAQ official closing price. In the absence of a last sale price, the average of the last available bid and ask price is used. If no average price is available, the last bid price is used.
Exchange traded debt securities are valued using the last available sale price or, if such price is not available, at the mean of the last bid and asked prices. Short-term investments that mature in 60 days or less are valued at amortized cost, provided such valuations represent fair value.

Securities for which current market quotations are not readily available or for which quotations are not deemed to representative of market values are valued at fair value as determined in good faith by or under the direction of the Trust's Board of Trustees (the "Board").

Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.

Item 2. Controls and Procedures.

(a)

Based on an evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-Q, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) AdvisorOne Funds

By (Signature and Title)

*/s/ W. Patrick Clarke

       W. Patrick Clarke, President

Date

12/28/04

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ W. Patrick Clarke

        W. Patrick Clarke, President

Date

12/28/04

By (Signature and Title)

*/s/ Michael J. Wagner

       Michael J. Wagner, Treasurer

Date

12/28/04